Goodwill and Intangible Assets (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 75,575	$ 161,667
Total	97,394	$ 161,667
2023	10,909
2023	$ 10,910